Distribution Date:	01/18/23	WFRBS Commercial Mortgage Trust 2013-C11
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	14	Trust Advisor	CRED iQ
Principal Prepayment Detail	15		advisors@cred-iq.com		advisors@cred-iq.com
Historical Detail	16		290 King of Prussia Road | Radnor, PA 19087 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank Trust Company, National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937EAA2	0.799000%	65,123,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937EAB0	2.029000%	278,494,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937EAC8	2.695000%	46,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937EAD6	3.037000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	92937EAZ7	3.071000%	417,757,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92937EAE4	2.630000%	97,254,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92937EAF1	3.311000%	134,656,000.00	70,000,824.87	70,000,824.87	193,143.94	0.00	0.00	70,193,968.81	0.00	0.00%	20.63%
B	92937EAG9	3.714000%	93,361,000.00	93,361,000.00	10,665,276.27	288,952.30	0.00	0.00	10,954,228.57	82,695,723.73	69.75%	14.13%
C	92937EAH7	4.147312%	59,248,000.00	59,248,000.00	0.00	204,766.61	0.00	0.00	204,766.61	59,248,000.00	48.08%	10.00%
D	92937EAJ3	4.203312%	46,681,000.00	46,681,000.00	0.00	163,512.33	0.00	0.00	163,512.33	46,681,000.00	31.00%	6.75%
E	92937EAL8	4.203312%	32,317,000.00	32,317,000.00	0.00	113,198.69	0.00	0.00	113,198.69	32,317,000.00	19.18%	4.50%
F	92937EAN4	4.203312%	25,136,000.00	25,136,000.00	0.00	88,045.37	0.00	0.00	88,045.37	25,136,000.00	9.98%	2.75%
G	92937EAQ7	4.203312%	39,499,346.00	27,287,719.28	0.00	45,068.67	0.00	0.00	45,068.67	27,287,719.28	0.00%	0.00%
V	92937EAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92937EAW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,436,326,346.00	354,031,544.15	80,666,101.14	1,096,687.91	0.00	0.00	81,762,789.05	273,365,443.01

X-A	92937EAS3	0.892312%	1,140,084,000.00	70,000,824.87	0.00	52,052.13	0.00	0.00	52,052.13	0.00
X-B	92937EAU8	0.321085%	152,609,000.00	152,609,000.00	0.00	40,833.77	0.00	0.00	40,833.77	141,943,723.73
Notional SubTotal			1,292,693,000.00	222,609,824.87	0.00	92,885.90	0.00	0.00	92,885.90	141,943,723.73

Deal Distribution Total					80,666,101.14	1,189,573.81	0.00	0.00	81,855,674.95

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937EAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937EAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937EAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937EAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	92937EAZ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92937EAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92937EAF1	519.84928165	519.84928165	1.43435079	0.00000000	0.00000000	0.00000000	0.00000000	521.28363244	0.00000000
B	92937EAG9	1,000.00000000	114.23695408	3.09500005	0.00000000	0.00000000	0.00000000	0.00000000	117.33195414	885.76304592
C	92937EAH7	1,000.00000000	0.00000000	3.45609320	0.00000000	0.00000000	0.00000000	0.00000000	3.45609320	1,000.00000000
D	92937EAJ3	1,000.00000000	0.00000000	3.50275980	0.00000000	0.00000000	0.00000000	0.00000000	3.50275980	1,000.00000000
E	92937EAL8	1,000.00000000	0.00000000	3.50275985	0.00000000	0.00000000	0.00000000	0.00000000	3.50275985	1,000.00000000
F	92937EAN4	1,000.00000000	0.00000000	3.50275979	0.00000000	0.00000000	0.00000000	0.00000000	3.50275979	1,000.00000000
G	92937EAQ7	690.83977441	0.00000000	1.14099788	1.27884801	29.85085753	0.00000000	0.00000000	1.14099788	690.83977441
V	92937EAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92937EAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937EAS3	61.39970815	0.00000000	0.04565640	0.00000000	0.00000000	0.00000000	0.00000000	0.04565640	0.00000000
X-B	92937EAU8	1,000.00000000	0.00000000	0.26757118	0.00000000	0.00000000	0.00000000	0.00000000	0.26757118	930.11371367

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	12/01/22 - 12/30/22	30	0.00	193,143.94	0.00	193,143.94	0.00	0.00	0.00	193,143.94	0.00
B	12/01/22 - 12/30/22	30	0.00	288,952.30	0.00	288,952.30	0.00	0.00	0.00	288,952.30	0.00
C	12/01/22 - 12/30/22	30	0.00	204,766.61	0.00	204,766.61	0.00	0.00	0.00	204,766.61	0.00
D	12/01/22 - 12/30/22	30	0.00	163,512.33	0.00	163,512.33	0.00	0.00	0.00	163,512.33	0.00
E	12/01/22 - 12/30/22	30	0.00	113,198.69	0.00	113,198.69	0.00	0.00	0.00	113,198.69	0.00
F	12/01/22 - 12/30/22	30	0.00	88,045.37	0.00	88,045.37	0.00	0.00	0.00	88,045.37	0.00
G	12/01/22 - 12/30/22	30	1,128,575.69	95,582.33	0.00	95,582.33	50,513.66	0.00	0.00	45,068.67	1,179,089.35
X-A	12/01/22 - 12/30/22	30	0.00	52,052.13	0.00	52,052.13	0.00	0.00	0.00	52,052.13	0.00
X-B	12/01/22 - 12/30/22	30	0.00	40,833.77	0.00	40,833.77	0.00	0.00	0.00	40,833.77	0.00
Totals			1,128,575.69	1,240,087.47	0.00	1,240,087.47	50,513.66	0.00	0.00	1,189,573.81	1,179,089.35

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	81,855,674.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,289,689.35	Master Servicing Fee	6,814.51
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	868.85
Interest Adjustments	0.00	Trustee Fee	106.70
Deferred Interest	0.00	Trust Advisor Fee	475.58
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,289,689.35	Total Fees	8,265.65

Principal		Expenses/Reimbursements
Scheduled Principal	75,689,239.55	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	4,976,861.56	Special Servicing Fees (Monthly)	50,513.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	80,666,101.11	Total Expenses/Reimbursements	50,513.66

		Interest Reserve Deposit	41,336.25

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,189,573.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	80,666,101.14
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	81,855,674.95
Total Funds Collected	81,955,790.46	Total Funds Distributed	81,955,790.51

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	354,031,544.15	354,031,544.15	Beginning Certificate Balance	354,031,544.15
(-) Scheduled Principal Collections	75,689,239.55	75,689,239.55	(-) Principal Distributions	80,666,101.14
(-) Unscheduled Principal Collections	4,976,861.56	4,976,861.56	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.03	0.03	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	273,365,443.01	273,365,443.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	354,279,562.67	354,279,562.67	Ending Certificate Balance	273,365,443.01
Ending Actual Collateral Balance	273,370,625.82	273,370,625.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP	Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	238,038,166.40	87.08%	(1)	4.0749	1.074727
2,000,001 to 3,000,000	1	2,290,987.58	0.84%	0	4.8600	1.730900	1.31 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	2	13,987,844.06	5.12%	0	4.4972	1.572198
4,000,001 to 5,000,000	1	4,230,839.52	1.55%	1	4.7400	2.009200	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,680,598.68	2.08%	1	4.4200	1.605100	1.71 to 1.80	1	2,290,987.58	0.84%	0	4.8600	1.730900
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	7,301,827.60	2.67%	1	4.5400	1.826900
7,000,001 to 8,000,000	1	7,301,827.60	2.67%	1	4.5400	1.826900	1.91 to 2.00	1	4,230,839.52	1.55%	1	4.7400	2.009200
8,000,001 to 9,000,000	1	8,307,245.38	3.04%	0	4.5500	1.549700	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 14,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
14,000,001 to 19,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
19,000,001 to 29,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
29,000,001 to 49,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
49,000,001 to 69,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
69,000,001 to 89,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.71 to 2.90	0	0.00	0.00%	0	0.0000	0.000000
89,000,001 to 129,000,000	1	103,445,674.90	37.84%	0	3.8600	0.797500	2.91 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
129,000,001 and greater	1	134,592,491.50	49.24%	(1)	4.2400	1.287800	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058	Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP
							Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP
Alabama	4	1,139,906.80	0.42%	1	4.4200	1.605100
							Lodging	1	8,307,245.38	3.04%	0	4.5500	1.549700
Colorado	1	134,592,491.50	49.24%	(1)	4.2400	1.287800
							Multi-Family	1	4,230,839.52	1.55%	1	4.7400	2.009200
Georgia	2	7,837,907.80	2.87%	1	4.5318	1.811730
							Office	3	245,339,994.00	89.75%	(1)	4.0887	1.097114
Indiana	1	8,307,245.38	3.04%	0	4.5500	1.549700
							Retail	11	7,971,586.26	2.92%	1	4.5465	1.641254
New York	1	103,445,674.90	37.84%	0	3.8600	0.797500
							Totals	20	273,365,443.01	100.00%	0	4.1470	1.161058
Ohio	1	4,230,839.52	1.55%	1	4.7400	2.009200

Oklahoma	1	2,290,987.58	0.84%	0	4.8600	1.730900

Tennessee	3	3,077,201.34	1.13%	1	4.4200	1.605100

Texas	2	927,410.33	0.34%	1	4.4200	1.605100

Totals	20	273,365,443.01	100.00%	0	4.1470	1.161058

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP	Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	103,445,674.90	37.84%	0	3.8600	0.797500	4 months or greater	7	265,849,665.16	97.25%	0	4.1272	1.142088
	4.001% to 4.250%	1	134,592,491.50	49.24%	(1)	4.2400	1.287800	Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058
	4.251% or 4.500%	1	5,680,598.68	2.08%	1	4.4200	1.605100
	4.501% or 4.750%	3	19,839,912.50	7.26%	1	4.5868	1.749708
	4.751% or 5.000%	1	2,290,987.58	0.84%	0	4.8600	1.730900
	5.001% or 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP	Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP
	60 months or less	7	265,849,665.16	97.25%	0	4.1272	1.142088	240 months or less	7	265,849,665.16	97.25%	0	4.1272	1.142088
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058	Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	7,515,777.85	2.75%	1	4.8473	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	7	265,849,665.16	97.25%	0	4.1272	1.142088	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	11	273,365,443.01	100.00%	0	4.1470	1.161058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.240%	492,395.04	269,204.59	0.00	N/A	12/01/22	--	134,861,696.10	134,592,491.50	01/01/23
4	310914187	OF	New York	NY	Actual/360	3.860%	344,568.82	218,686.58	0.00	N/A	01/01/23	--	103,664,361.50	103,445,674.90	01/01/23
11	440000182	RT	Encino	CA	Actual/360	4.530%	80,997.01	20,764,028.16	0.00	N/A	01/06/23	--	20,764,028.16	0.00	01/06/23
21	300050021	RT	Various	Various	Actual/360	4.420%	21,928.50	80,794.49	0.00	02/01/23	02/01/28	--	5,761,393.17	5,680,598.68	01/01/23
28	416000070	LO	Indianapolis	IN	Actual/360	4.550%	32,667.60	30,462.60	0.00	N/A	01/01/23	--	8,337,707.98	8,307,245.38	01/01/23
29	416000068	LO	Manhattan	KS	Actual/360	4.670%	36,048.38	8,964,160.89	0.00	N/A	01/01/23	--	8,964,160.89	0.00	01/01/23
33	440000183	RT	San Diego	CA	Actual/360	4.180%	31,516.81	8,756,021.08	0.00	N/A	01/01/23	--	8,756,021.08	0.00	01/01/23
38	416000072	OF	Lawrenceville	GA	Actual/360	4.540%	28,613.34	17,202.49	0.00	N/A	02/01/23	--	7,319,030.09	7,301,827.60	01/01/23
40	300050040	MH	Lakeland	FL	Actual/360	4.480%	24,295.49	6,297,795.12	0.00	N/A	01/05/23	--	6,297,795.12	0.00	01/05/23
41	300050041	LO	Swansboro	NC	Actual/360	4.830%	21,705.05	5,218,604.43	0.00	N/A	01/01/23	--	5,218,604.43	0.00	01/01/23
43	310917626	LO	Peoria	IL	Actual/360	4.630%	19,915.77	4,995,245.91	0.00	N/A	11/01/22	--	4,995,245.91	0.00	01/01/23
46	870917891	SS	Pembroke Pines	FL	Actual/360	4.140%	18,543.47	5,201,533.29	0.00	N/A	01/01/23	--	5,201,533.29	0.00	01/01/23
49	300050049	SS	Chandler	AZ	Actual/360	4.510%	19,028.70	4,899,743.17	0.00	N/A	01/05/23	--	4,899,743.17	0.00	01/05/23
50	440000192	RT	San Diego	CA	Actual/360	4.333%	16,784.63	4,498,460.29	0.00	N/A	01/01/23	--	4,498,460.29	0.00	01/01/23
51	300050051	MF	Columbus	OH	Actual/360	4.740%	17,308.39	9,681.73	0.00	N/A	02/01/23	--	4,240,521.25	4,230,839.52	01/01/23
53	410914664	RT	New Orleans	LA	Actual/360	4.760%	14,741.28	3,596,409.07	0.00	N/A	01/01/23	--	3,596,409.07	0.00	01/01/23
60	410916193	RT	Charlotte	NC	Actual/360	4.520%	11,361.21	2,918,951.45	0.00	N/A	01/01/23	--	2,918,951.45	0.00	01/01/23
69	300050069	MU	Chicago	IL	Actual/360	5.120%	9,997.64	7,750.44	0.00	N/A	02/01/23	--	2,267,608.91	2,259,858.47	01/01/23
70	416000069	MH	Galesburg	MI	Actual/360	4.330%	8,731.11	5,671.29	0.00	N/A	02/01/23	--	2,341,652.13	2,335,980.84	01/01/23
72	410916551	RT	Bixby	OK	Actual/360	4.860%	9,609.47	5,182.88	0.00	N/A	01/01/23	--	2,296,170.46	2,290,987.58	12/01/22
74	410917424	RT	Saint George	UT	Actual/360	4.460%	7,484.19	1,948,726.38	0.00	N/A	01/01/23	--	1,948,726.38	0.00	01/01/23
75	300050075	RT	Columbus	OH	Actual/360	5.180%	8,722.17	1,955,399.65	0.00	N/A	01/05/23	--	1,955,399.65	0.00	01/05/23
80	300050080	MH	Phoenix	AZ	Actual/360	4.700%	5,922.82	3,360.80	0.00	N/A	02/01/23	--	1,463,428.27	1,460,067.47	01/01/23
81	300050081	SS	Port Angeles	WA	Actual/360	5.400%	6,802.46	3,024.33	0.00	N/A	02/01/23	--	1,462,895.40	1,459,871.07	01/01/23
Totals							1,289,689.35	80,666,101.11	0.00				354,031,544.15	273,365,443.01
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,917,559.55	17,445,961.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,092,693.48	4,210,329.61	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,145,260.99	2,042,779.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,027,352.00	1,026,286.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,001,359.39	1,342,666.50	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	904,760.64	749,075.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,067,438.13	840,680.62	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,123,942.43	1,028,949.78	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	169,679.99	416,045.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	737,733.44	618,174.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	710,248.48	568,827.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	965,312.44	555,139.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	446,220.76	227,934.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	496,262.94	328,937.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	154,715.00	01/01/22	06/30/22	--	0.00	0.00	14,752.80	14,752.80	0.00	0.00
74	309,187.50	231,890.14	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	301,226.00	241,904.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	40,416,238.16	32,030,297.30				0.00	0.00	14,752.80	14,752.80	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
43	310917626	4,976,861.56	Disposition	0.00	0.00
Totals		4,976,861.56		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,976,861.56	4.147006%	3.902480%	0
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	17,676,151.21	4.230425%	4.199784%	1
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	31,600,363.35	4.276349%	4.248317%	2
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	9	267,837,413.52	4.291752%	4.263142%	3
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	47,299,746.67	4.240547%	4.210667%	3
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.254161%	4.224430%	4
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	16,847,733.73	4.254383%	4.224643%	5
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.260533%	4.229479%	6
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.260753%	4.229688%	7
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.260980%	4.229906%	8
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,102,683.36	4.261196%	4.230112%	9
02/17/22	0	0.00	0	0.00	1	8,469,381.53	0	0.00	1	0.00	0	0.00	0	0.00	1	2,868,146.67	4.267253%	4.233732%	10
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
72	410916551	12/01/22	0	5	14,752.80	14,752.80	0.00	2,296,170.48
Totals					14,752.80	14,752.80	0.00	2,296,170.48

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		248,636,399	246,345,412	2,290,988		0
0 - 6 Months		19,048,445	19,048,445	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		5,680,599	5,680,599	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	273,365,443	271,074,455	0	0	0	0
Dec-22	354,031,544	349,036,298	4,995,246	0	0	0
Nov-22	400,281,872	395,267,673	0	5,014,200	0	0
Oct-22	432,942,006	432,942,006	0	0	0	0
Sep-22	749,581,353	749,581,353	0	0	0	0
Aug-22	815,270,917	815,270,917	0	0	0	0
Jul-22	816,779,068	816,779,068	0	0	0	0
Jun-22	835,253,628	835,253,628	0	0	0	0
May-22	836,796,877	836,796,877	0	0	0	0
Apr-22	838,412,176	838,412,176	0	0	0	0
Mar-22	839,943,559	839,943,559	0	0	0	0
Feb-22	850,173,314	841,703,933	0	0	8,469,382	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310916826	134,592,491.50	134,592,491.40	535,400,000.00	10/08/12	15,945,829.05	1.28780	09/30/22	12/01/22	240
4	310914187	103,445,674.90	103,445,674.90	230,000,000.00	12/04/12	4,043,252.86	0.79750	09/30/22	01/01/23	240
43	310917626	0.00	-	11,200,000.00	06/25/12	416,045.10	1.20690	09/30/22	11/01/22	177
Totals		238,038,166.40	238,038,166.30	776,600,000.00		20,405,127.01

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310916826	OF	CO	11/22/22	0
Special Servicer comments are not available for this cycle.

4	310914187	OF	NY	11/23/22	0
Special Servicer comments are not available for this cycle.

43	310917626	LO	IL	11/07/22	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
28	416000070	9,216,144.86	4.55000%	9,216,144.86 4.55000%		10	06/05/20	07/01/20	07/13/20
Totals		9,216,144.86		9,216,144.86
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	440000186	10/17/18	9,866,279.67	7,100,000.00	2,404,432.80	2,865,584.80	2,404,432.59	(461,152.21)	10,327,431.93	0.00	286,536.56	10,040,895.37	66.93%
34	440000184	03/17/22	8,469,381.53	8,300,000.00	6,780,596.54	656,562.36	6,780,596.54	6,124,034.18	2,345,347.35	0.00	0.00	2,345,347.35	23.22%
43	310917626	01/18/23	4,995,245.91	11,200,000.00	5,157,774.34	141,354.17	5,157,774.34	5,016,420.17	0.00	0.00	0.00	0.00	0.00%
59	416000071	02/17/22	2,877,445.90	2,780,000.00	3,325,257.43	281,512.28	3,158,958.18	2,877,445.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			4,995,245.91	11,200,000.00	5,157,774.34	141,354.17	5,157,774.34	5,016,420.17	0.00	0.00	0.00	0.00
Cumulative Totals			26,208,353.01	29,380,000.00	17,668,061.11	3,945,013.61	17,501,761.65	13,556,748.04	12,672,779.28	0.00	286,536.56	12,386,242.72

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	440000186	01/17/20	0.00	0.00	10,040,895.37	0.00	(294,917.19)	0.00	0.00	0.00	10,327,431.93
		08/16/19	0.00	0.00	10,335,812.56	0.00	1,360.00	0.00	0.00	0.00
		05/17/19	0.00	0.00	10,334,452.56	0.00	(1,019.37)	0.00	0.00	0.00
		12/17/18	0.00	0.00	10,336,491.30	0.00	1,559.37	0.00	0.00	0.00
		11/19/18	0.00	0.00	10,334,931.93	0.00	7,500.00	0.00	0.00	0.00
		10/17/18	0.00	0.00	10,327,431.93	0.00	0.00	10,327,431.93	0.00	0.00
34	440000184	03/17/22	0.00	0.00	2,345,347.35	0.00	0.00	2,345,347.35	0.00	0.00	2,345,347.35
43	310917626	01/18/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	416000071	02/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,386,242.72	0.00	(285,517.19)	12,672,779.28	0.00	0.00	12,672,779.28

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	29,032.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	22,316.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	(835.70)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	50,513.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,513.66

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25